Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan's interest in Master Trust at fair value	$ 2,141,229,200	$ 1,878,060,300
Notes receivable from participants	17,056,600	18,446,900
Dividends and interest receivable	200	2,900
Contributions receivable	4,659,700	4,186,500
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,162,945,700	$ 1,900,696,600